STOCK OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock Option Activity

	Number of Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance December 31, 2018	447,000	$0.79	6.68	0.00
Option granted	–	$–
Options cancelled	–	$–
Options exercised	–	$–
Balance December 31, 2019	447,000	$0.79	5.68	0.00
Option granted	–	$–
Options cancelled	–	$–
Options exercised	(10,000)	$0.05
Balance December 31, 2020	437,000	$0.81	3.80	0.00
Option granted	–	$–
Options cancelled	–	$–
Options exercised	–	$–
Balance December 31, 2021	437,000	$0.79	2.87	0.00

Exercisable at December 31, 2021	437,000	$0.79	2.87	0.00